AIG Life & Retirement 2919 Allen Parkway Houston, Texas 77019 www.aig.com Nori L. Gabert Associate General Counsel and Vice President T 713 831 5165 F 713 831 5931 nori.gabert@valic.com

VIA EDGAR

February 14, 2014

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:   SunAmerica Series Trust

Post-Effective Amendment No. 74

Registration File Nos. 33-52742 and 811-07238

CIK No. 0000892538

Commissioners:

On behalf of SunAmerica Series Trust (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 74 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of reflecting changes to the Trust’s Registration Statement with respect to the fundamental investment restrictions which are being presented for Shareholder approval at a meeting to be held on March 24, 2014. The Commission reviewed the preliminary proxy statement of the Trust filed on or about January 29, 2014 and provided comments on the preliminary proxy statement on or about February 18, 2014.

Although the Trust currently consists of 40 portfolios, this Amendment relates to 38 portfolios, excluding the VCP Total Return Balancedsm Portfolio and VCPsm Value Portfolio because there were no changes to the fundamental investment restrictions.

On or about April 23, 2014, the Trust will file a subsequent post-effective amendment pursuant to
Rule 485(b) that will bring the Trust’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act.

Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned at (713) 831-5165.

Very truly yours,

/s/ NORI L. GABERT
Nori L. Gabert

Enclosures